Property, Plant and Equipment	12 Months Ended
Mar. 31, 2023
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

7.Property, plant and equipment:

The Company’s property, plant and equipment balances consist of the following:

	Years ended
	March 31,	March 31,
	2023	2022
Land	$—	$182,831
Building and building components	1,520,833	27,226,065
Laboratory and plant equipment	558,083	37,372,148
Furniture and office equipment	37,291	597,075
Computer equipment	608,284	878,101
Total	$2,724,491	$66,256,220
Less: Accumulated depreciation and impairment losses	(1,321,227)	(44,808,097)
	$1,403,264	$21,448,123

Depreciation expense has been recorded in the following accounts in the consolidated statements of loss:

	Years ended
	March 31,	March 31,
	2023	2022
Cost of sales	$303,274	$1,902,214
Selling, general and administrative expenses	765,276	821,537
	$1,068,550	$2,723,751

As at September 30, 2022, property, plant and equipment related to the Canadian cannabis asset group were classified as assets held for sale on the balance sheet (refer to note 4). As indicated in note 4, the Cannabis related assets were written down, resulting in an impairment loss of $15,346,119 for the year ended March 31, 2023.

As of March 31, 2022, the Company identified a trigger of impairment related to its Canadian cannabis asset group and recorded an impairment charge of $12,361,123. Impairment indicators such as increased operating losses, decline in the share price and negative industry and economic trends were identified in the fourth quarter. The fair value of the asset group was determined to be less than the carrying value, resulting in an impairment loss of $3,150,663 of the building and components and $9,210,460 to the laboratory and plant equipment. After impairment, the carrying value of the Canadian cannabis asset group as of March 31, 2022 was $20,290,929 which included the production facility land and building of $17,101,160 and equipment of $3,189,769. The fair value of the asset group was determined using the market multiple valuation approach with the significant assumption of market revenue multiple. The fair value of the individual assets of land, building and equipment was determined using market prices for comparable asset (level 3). Previously during that year, the Company impaired the equipment of the Canadian cannabis long-lived assets that were subject to impairment write downs as of March 31, 2021. As at September 30, 2021, the fair value of these long-lived assets was established to be nil and as such an impairment charge of $1,424,517 was recorded.

During the year ended March 31, 2023, the Company disposed of office equipment resulting in a gain on disposal of property, plant and equipment of $213,350. In addition, the Company wrote off deposits with a vendor to purchase assets that are not going to be delivered, representing a loss of $386,295.

During the second quarter of the year ended March 31, 2022, the Company impaired certain equipment of the Canadian cannabis long lived assets and the long-lived assets of the Sugarleaf reporting unit. The fair value of these assets were determined to nil, resulting in impairment losses of $2,404,459 to other long lived assets.